PROVISIONS, CONTINGENTS ASSETS AND LIABILITIES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Contributions to PIS and Cofins	R$ 3,263,824	R$ 3,099,917
Pension contributions	1,989,629	1,954,679
Contribution to PIS and Cofins under the Cumulative regime	838,178	754,518
Occupational accident insurance	527,030	500,775
Civil claims	11,570,068	9,977,528
Tax proceedings	46,932,523	46,704,117
Disallowance of interest expenses	12,239,074	11,475,238
Assessments and disallowances of offsetting cofins credits	9,906,689	9,460,147
Goodwill amortization being disallowed on the acquisition of investments	9,429,961	9,105,361
Disallowance of expenses with credit losses	3,216,302	3,093,382
Disallowance of exclusions and expenses	1,280,106	1,340,697
Unconstitutional expansion	1,919,536	1,796,192
Interest on own capital	196,906	181,038
Social security contribution on amounts paid to employees as profit sharing	R$ 192,607	R$ 183,904